Financial Instruments - Summary of Margin over LIBOR Depending on Leverage Ration (Detail)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Consolidated leverage ratio	384.00%	385.00%	422.00%
Greater than 5.50x [member]
Disclosure of detailed information about financial instruments [line items]
Applicable margin	3.50%
Less than 5.00 Greater than 4.50 [member]
Disclosure of detailed information about financial instruments [line items]
Applicable margin	3.00%
Less than 4.50 Greater than 4.00 [member]
Disclosure of detailed information about financial instruments [line items]
Applicable margin	2.50%
Less than 4.00 Greater than 3.50 [member]
Disclosure of detailed information about financial instruments [line items]
Applicable margin	2.125%
Less than 3.50 Greater than 3.00 [member]
Disclosure of detailed information about financial instruments [line items]
Applicable margin	1.75%
Less than 3.00 Greater than 2.50 [member]
Disclosure of detailed information about financial instruments [line items]
Applicable margin	1.50%
Less than 2.50 [member]
Disclosure of detailed information about financial instruments [line items]
Applicable margin	1.25%
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Consolidated leverage ratio	375.00%
Top of range [member] | Greater than 5.50x [member]
Disclosure of detailed information about financial instruments [line items]
Consolidated leverage ratio	550.00%
Top of range [member] | Less than 5.00 Greater than 4.50 [member]
Disclosure of detailed information about financial instruments [line items]
Consolidated leverage ratio	500.00%
Top of range [member] | Less than 4.50 Greater than 4.00 [member]
Disclosure of detailed information about financial instruments [line items]
Consolidated leverage ratio	450.00%
Top of range [member] | Less than 4.00 Greater than 3.50 [member]
Disclosure of detailed information about financial instruments [line items]
Consolidated leverage ratio	400.00%
Top of range [member] | Less than 3.50 Greater than 3.00 [member]
Disclosure of detailed information about financial instruments [line items]
Consolidated leverage ratio	350.00%
Top of range [member] | Less than 3.00 Greater than 2.50 [member]
Disclosure of detailed information about financial instruments [line items]
Consolidated leverage ratio	300.00%
Bottom of range [member] | Less than 5.00 Greater than 4.50 [member]
Disclosure of detailed information about financial instruments [line items]
Consolidated leverage ratio	450.00%
Bottom of range [member] | Less than 4.50 Greater than 4.00 [member]
Disclosure of detailed information about financial instruments [line items]
Consolidated leverage ratio	400.00%
Bottom of range [member] | Less than 4.00 Greater than 3.50 [member]
Disclosure of detailed information about financial instruments [line items]
Consolidated leverage ratio	350.00%
Bottom of range [member] | Less than 3.50 Greater than 3.00 [member]
Disclosure of detailed information about financial instruments [line items]
Consolidated leverage ratio	300.00%
Bottom of range [member] | Less than 3.00 Greater than 2.50 [member]
Disclosure of detailed information about financial instruments [line items]
Consolidated leverage ratio	250.00%
Bottom of range [member] | Less than 2.50 [member]
Disclosure of detailed information about financial instruments [line items]
Consolidated leverage ratio	250.00%